Pay vs Performance Disclosure	12 Months Ended			36 Months Ended
	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2021 USD ($) $ / shares	Mar. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of SEC Regulation S-K, we are providing the following information regarding the relationship between executive compensation actually paid and certain financial performance measures of the Company for the fiscal years shown.

					Value of Initial Fixed $100 Investment Based on:
Fiscal Year (a)	Summary Compensation Table Total ($) (b)	Compensation Actually Paid to CEO ($) (c)	Average Summary Compensation Table Total for Non-CEO NEOs ($) (d)	Average Compensation Actually Paid to Non-CEO NEOs ($) (e)	Flex TSR ($) (f)	Peer Group TSR ($) (g)	GAAP Net Income ($ Millions) (h)	Adjusted EPS ($) (I)
2023	15,597,911	30,258,936	4,097,332	7,197,637	275	301	793	2.36
2022	14,375,624	16,510,494	4,015,753	4,098,165	221	218	936	1.96
2021	11,897,879	31,441,187	4,577,458	8,040,590	219	193	613	1.57

Column (b). Reflects compensation amounts reported in the “Summary Compensation Table” for the CEO for the respective years shown.

Column (c).“Compensation actually paid” to the CEO in each of FY23, FY22 and FY21 reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (b) of the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding the decisions made by the Compensation and People Committee in regards to the CEO’s compensation for each fiscal year, please see the “Compensation Discussion & Analysis” sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Fiscal Year CEO	2021	2022	2023
SCT Total Compensation ($)	$11,897,879	$14,375,624	$15,597,911
Less: Stock Award Values Reported in SCT for the Covered Year ($)	$8,970,983	$10,484,149	$11,020,718
Plus: Fair Value for Stock Awards Granted in the Covered Year ($)	$16,629,811	$11,372,194	$16,892,976
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years ($)	$11,080,893	$1,275,446	$10,802,925
Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year ($)	$874,347	$(28,621)	$(1,987,549)
Less: Fair Value of Stock Awards Forfeited during the Covered Year ($)	$0	$0	$0
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	$70,759	$0	$26,607
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	$0	$0	$0
Compensation Actually Paid ($)	$31,441,187	$16,510,494	$30,258,936

Equity Valuations:

•	Performance share unit grant date fair values are calculated using the stock price as of date of grant assuming target performance.
	•	The fair value of performance share units assumes estimated performance results as of the end of each reporting year for applicable internal metrics, and the Monte Carlo value of target-level performance for the market metrics in accordance with FASB ACS 718.
	•	Consistent with FASB ASC 718, the fair value of EPS-based performance share units is based on the estimated number of units to vest and Flex’s stock price as of each measurement date, while the fair value of TSR-based performance share units is based on the target number of units and a Monte Carlo fair value, derived as of each measurement date. For both performance share awards, the vest date fair value is equal to the number of units that actually vested and Flex’s stock price on that date.
•	Time-based restricted share unit grant date fair values are calculated using the stock price as of date of grant.
	•	The fair value of time-based restricted unit grants as of the end of each reporting period are calculated using the Monte Carlo value of stock price in accordance with FASB ACS 718.
	•	Also consistent with FASB ASC 718, the fair value of time-based restricted stock units is based on Flex’s stock price on each interim and final measurement date.

Column (d). The following non-CEO NEOs (collectively, the “Non-CEO NEOs”) are included in the average figures shown:

•	FY21: Francois P. Barbier, Christopher Collier, Michael P. Hartung, Paul Humphries, Paul R. Lundstrom, and Scott Offer
•	FY22: Francois P. Barbier, Michael P. Hartung, Paul R. Lundstrom, and Scott Offer
•	FY23: Michael P. Hartung, Paul R. Lundstrom, Scott Offer, and Hooi Tan

Column (e). Average “compensation actually paid” for our non-CEO NEOs in each of FY23, FY22 and FY21 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (d) of the table above do not reflect the actual amount of compensation earned by or paid to our non-CEO NEOs during the applicable year. For information regarding the decisions made by our Compensation and People Committee in regards to the non-CEO NEOs’ compensation for each fiscal year, please see the “Compensation Discussion and Analysis” sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Fiscal Year	2021	2022	2023
Non-CEO NEOs	See Column (d) Note	See Column (d) Note	See Column (d) Note
SCT Total Compensation ($)	$4,577,458	$4,015,753	$4,097,332
Less: Stock Award Values Reported in SCT for the Covered Year ($)	$2,945,442	$2,262,366	$2,169,700
Plus: Fair Value for Stock Awards Granted in the Covered Year ($)	$3,982,037	$2,453,994	$3,325,800
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years ($)	$1,587,667	$165,239	$2,187,616
Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year ($)	$2,003,436	$(270,811)	$(239,733)
Less: Fair Value of Stock Awards Forfeited during the Covered Year ($)	$(870,216)	$0	$0
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	$294,349	$3,645	$3,678
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	$0	$0	$0
Compensation Actually Paid ($)	$8,040,590	$4,098,165	$7,197,637

Equity Valuations:

•	Performance share unit grant date fair values are calculated using the stock price as of date of grant assuming target performance.
	•	The fair value of performance share units assumes estimated performance results as of the end of each reporting year for applicable internal metrics, and the Monte Carlo value of target-level performance for the market metrics in accordance with FASB ACS 718.
	•	Consistent with FASB ASC 718, the fair value of EPS-based performance share units is based on the estimated number of units to vest and Flex’s stock price as of each measurement date, while the fair value of TSR-based performance share units is based on the target number of units and a Monte Carlo fair value, derived as of each measurement date. For both performance share awards, the vest date fair value is equal to the number of units that actually vested and Flex’s stock price on that date.
•	Time-based restricted share unit grant date fair values are calculated using the stock price as of date of grant.
	•	The fair value of time-based restricted unit grants as of the end of each reporting period are calculated using the Monte Carlo value of stock price in accordance with FASB ACS 718.
	•	Also consistent with FASB ASC 718, the fair value of time-based restricted stock units is based on Flex’s stock price on each interim and final measurement date.

Column (f). For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of Flex for the measurement periods ending on March 31 of each of 2023, 2022 and 2021, respectively.

Column (g). For the relevant fiscal year, represents the cumulative TSR of the peer group consisting of Benchmark Electronics, Celestica Inc., Jabil Inc., and Sanmina Corporation (“Peer Group TSR”) for the measurement periods ending on March 31 of each of 2023, 2022 and 2021, respectively.

Column (h). Reflects “Net Income” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended March 31, 2023, 2022 and 2021, respectively.

Column (i). Company-selected Measure is Adjusted Earnings Per Share (EPS) which is described below. Adjusted EPS is a non-GAAP financial measure. See Annex A to this proxy statement for a reconciliation of GAAP to non-GAAP financial measures.

Company Selected Measure Name				Adjusted Earnings Per Share (EPS)
Named Executive Officers, Footnote

Column (d). The following non-CEO NEOs (collectively, the “Non-CEO NEOs”) are included in the average figures shown:

•	FY21: Francois P. Barbier, Christopher Collier, Michael P. Hartung, Paul Humphries, Paul R. Lundstrom, and Scott Offer
•	FY22: Francois P. Barbier, Michael P. Hartung, Paul R. Lundstrom, and Scott Offer
•	FY23: Michael P. Hartung, Paul R. Lundstrom, Scott Offer, and Hooi Tan

Peer Group Issuers, Footnote

Column (g). For the relevant fiscal year, represents the cumulative TSR of the peer group consisting of Benchmark Electronics, Celestica Inc., Jabil Inc., and Sanmina Corporation (“Peer Group TSR”) for the measurement periods ending on March 31 of each of 2023, 2022 and 2021, respectively.

PEO Total Compensation Amount	$ 15,597,911	$ 14,375,624	$ 11,897,879
PEO Actually Paid Compensation Amount	30,258,936	16,510,494	31,441,187
Adjustment To PEO Compensation, Footnote

Column (c).“Compensation actually paid” to the CEO in each of FY23, FY22 and FY21 reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (b) of the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding the decisions made by the Compensation and People Committee in regards to the CEO’s compensation for each fiscal year, please see the “Compensation Discussion & Analysis” sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Fiscal Year CEO	2021	2022	2023
SCT Total Compensation ($)	$11,897,879	$14,375,624	$15,597,911
Less: Stock Award Values Reported in SCT for the Covered Year ($)	$8,970,983	$10,484,149	$11,020,718
Plus: Fair Value for Stock Awards Granted in the Covered Year ($)	$16,629,811	$11,372,194	$16,892,976
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years ($)	$11,080,893	$1,275,446	$10,802,925
Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year ($)	$874,347	$(28,621)	$(1,987,549)
Less: Fair Value of Stock Awards Forfeited during the Covered Year ($)	$0	$0	$0
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	$70,759	$0	$26,607
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	$0	$0	$0
Compensation Actually Paid ($)	$31,441,187	$16,510,494	$30,258,936

Equity Valuations:

•	Performance share unit grant date fair values are calculated using the stock price as of date of grant assuming target performance.
	•	The fair value of performance share units assumes estimated performance results as of the end of each reporting year for applicable internal metrics, and the Monte Carlo value of target-level performance for the market metrics in accordance with FASB ACS 718.
	•	Consistent with FASB ASC 718, the fair value of EPS-based performance share units is based on the estimated number of units to vest and Flex’s stock price as of each measurement date, while the fair value of TSR-based performance share units is based on the target number of units and a Monte Carlo fair value, derived as of each measurement date. For both performance share awards, the vest date fair value is equal to the number of units that actually vested and Flex’s stock price on that date.
•	Time-based restricted share unit grant date fair values are calculated using the stock price as of date of grant.
	•	The fair value of time-based restricted unit grants as of the end of each reporting period are calculated using the Monte Carlo value of stock price in accordance with FASB ACS 718.
	•	Also consistent with FASB ASC 718, the fair value of time-based restricted stock units is based on Flex’s stock price on each interim and final measurement date.

Non-PEO NEO Average Total Compensation Amount	4,097,332	4,015,753	4,577,458
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,197,637	4,098,165	8,040,590
Adjustment to Non-PEO NEO Compensation Footnote

Column (e). Average “compensation actually paid” for our non-CEO NEOs in each of FY23, FY22 and FY21 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (d) of the table above do not reflect the actual amount of compensation earned by or paid to our non-CEO NEOs during the applicable year. For information regarding the decisions made by our Compensation and People Committee in regards to the non-CEO NEOs’ compensation for each fiscal year, please see the “Compensation Discussion and Analysis” sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Fiscal Year	2021	2022	2023
Non-CEO NEOs	See Column (d) Note	See Column (d) Note	See Column (d) Note
SCT Total Compensation ($)	$4,577,458	$4,015,753	$4,097,332
Less: Stock Award Values Reported in SCT for the Covered Year ($)	$2,945,442	$2,262,366	$2,169,700
Plus: Fair Value for Stock Awards Granted in the Covered Year ($)	$3,982,037	$2,453,994	$3,325,800
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years ($)	$1,587,667	$165,239	$2,187,616
Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year ($)	$2,003,436	$(270,811)	$(239,733)
Less: Fair Value of Stock Awards Forfeited during the Covered Year ($)	$(870,216)	$0	$0
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	$294,349	$3,645	$3,678
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	$0	$0	$0
Compensation Actually Paid ($)	$8,040,590	$4,098,165	$7,197,637

Equity Valuations:

•	Performance share unit grant date fair values are calculated using the stock price as of date of grant assuming target performance.
	•	The fair value of performance share units assumes estimated performance results as of the end of each reporting year for applicable internal metrics, and the Monte Carlo value of target-level performance for the market metrics in accordance with FASB ACS 718.
	•	Consistent with FASB ASC 718, the fair value of EPS-based performance share units is based on the estimated number of units to vest and Flex’s stock price as of each measurement date, while the fair value of TSR-based performance share units is based on the target number of units and a Monte Carlo fair value, derived as of each measurement date. For both performance share awards, the vest date fair value is equal to the number of units that actually vested and Flex’s stock price on that date.
•	Time-based restricted share unit grant date fair values are calculated using the stock price as of date of grant.
	•	The fair value of time-based restricted unit grants as of the end of each reporting period are calculated using the Monte Carlo value of stock price in accordance with FASB ACS 718.
	•	Also consistent with FASB ASC 718, the fair value of time-based restricted stock units is based on Flex’s stock price on each interim and final measurement date.

Tabular List, Table
Measure	Nature
Stock Price	Financial
Relative TSR	Financial
Adjusted EPS Growth	Financial

Total Shareholder Return Amount	$ 275	221	219
Peer Group Total Shareholder Return Amount	301	218	193
Net Income (Loss)	$ 793,000,000	$ 936,000,000	$ 613,000,000
Company Selected Measure Amount | $ / shares	2.36	1.96	1.57
Measure:: 1
Pay vs Performance Disclosure
Name	Stock Price
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EPS Growth
PEO | Less: Stock Award Values Reported in SCT for the Covered Year ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 11,020,718	$ 10,484,149	$ 8,970,983
PEO | Plus: Fair Value for Stock Awards Granted in the Covered Year ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,892,976	11,372,194	16,629,811
PEO | Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,802,925	1,275,446	11,080,893
PEO | Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,987,549)	(28,621)	874,347
PEO | Less: Fair Value of Stock Awards Forfeited during the Covered Year ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,607	0	70,759
PEO | Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Less: Stock Award Values Reported in SCT for the Covered Year ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,169,700	2,262,366	2,945,442
Non-PEO NEO | Plus: Fair Value for Stock Awards Granted in the Covered Year ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,325,800	2,453,994	3,982,037
Non-PEO NEO | Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,187,616	165,239	1,587,667
Non-PEO NEO | Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(239,733)	(270,811)	2,003,436
Non-PEO NEO | Less: Fair Value of Stock Awards Forfeited during the Covered Year ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(870,216)
Non-PEO NEO | Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,678	3,645	294,349
Non-PEO NEO | Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0